Share-based awards - Schedule of Non-cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 18,903	$ 6,394
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	4,999	2,055
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 13,904	$ 4,339